Shareholder Report, Holdings (Details) - Class A	Jul. 31, 2024
Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%